Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2025
Disclosure of cash and cash equivalents [line items]
Cash and Cash Equivalents

15. Cash and cash equivalents

Cash and cash equivalents breakdown is presented below:

	September 30, 2025	December 31, 2024
Corporate cash and cash equivalents	333,076	317,754
Merchant cash and cash equivalents (i)	271,391	107,418
Total	604,467	425,172

As of September 30, 2025, USD 604,467 (USD 425,172 on December 31, 2024) represents cash on hand, demand deposits and other short-term liquid financial instruments.

(i)
Merchant cash and cash equivalents includes freely available funds which belong to the merchants or their customers but are held by the Company.